Inventories (Tables)	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
Inventories were as follows:

	December 31,
	2015	2014
	(In thousands)
Refined products (1)	$201,928	$257,476
Crude oil and other raw materials	288,403	318,565
Lubricants	14,996	14,265
Retail store merchandise	42,211	38,931
Inventories	$547,538	$629,237

(1)	Includes $14.5 million and $18.2 million of inventory valued using the FIFO valuation method at December 31, 2015 and 2014, respectively.

Summary of Lower Cost of Market and Applicable LIFO Liquidation [Table Text Block]
The net effect of inventory reductions that resulted in the liquidation of LIFO inventory levels are summarized in the table below:

	Year Ended December 31,
	2015	2014	2013
	(In thousands, except per share amount)
Increase (decrease) in operating income	$(16,111)	$1,097	$3,207
Increase (decrease) in net income	(11,808)	777	2,119
Increase (decrease) in earnings per diluted share	$(0.12)	$0.01	$0.02

Schedule of LIFO Costs Included in Inventory [Table Text Block]
Average LIFO cost per barrel of our refined products and crude oil and other raw materials inventories as of December 31, 2015 and 2014, was as follows:

	December 31,
	2015			2014
	Barrels	LIFO Cost	Average LIFO Cost Per Barrel	Barrels	LIFO Cost	Average LIFO Cost Per Barrel
	(In thousands, except cost per barrel)
Refined products	3,536	$259,722	$73.45	3,707	$283,333	$76.43
Crude oil and other	6,490	391,237	60.28	5,577	355,470	63.74
	10,026	$650,959	64.93	9,284	$638,803	68.81